Consolidated Statements of Earnings (Loss) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Revenues
Gross Sales	CAD 17,314	CAD 11,015	CAD 11,559
Less: Royalties	271	9	30
Revenue	17,043	11,006	11,529
Expenses
Purchased Product	8,033	6,978	7,374
Transportation and Blending	3,748	1,715	1,814
Operating	1,949	1,239	1,281
Production and Mineral Taxes	1		1
(Gain) Loss on Risk Management	896	401	(252)
Depreciation, Depletion and Amortization	1,838	931	993
Exploration Expense	888	2	67
General and Administrative	308	326	335
Finance Costs	645	390	381
Interest Income	(62)	(52)	(28)
Foreign Exchange (Gain) Loss, Net	(812)	(198)	1,036
Revaluation (Gain)	(2,555)
Transaction Costs	56
Re-measurement of Contingent Payment	(138)
Research Costs	36	36	27
(Gain) Loss on Divestiture of Assets	1	6	(2,392)
Other (Income) Loss, Net	(5)	34	2
Earnings (Loss) From Continuing Operations Before Income Tax	2,216	(802)	890
Income Tax Expense (Recovery)	(52)	(343)	(24)
Net Earnings (Loss) From Continuing Operations	2,268	(459)	914
Net Earnings (Loss) From Discontinued Operations	1,098	(86)	(296)
Net Earnings (Loss)	CAD 3,366	CAD (545)	CAD 618
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	CAD 2.06	CAD (0.55)	CAD 1.11
Discontinued Operations	0.99	(0.10)	(0.36)
Net Earnings (Loss) Per Share	CAD 3.05	CAD (0.65)	CAD 0.75

[1]	The comparative periods have been restated to reflect discontinued operations as discussed in Notes 1 and 11.